TAXES - Income (Loss) Before Provision for Income Taxes (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
TAXES
Loss before income taxes	$ (5,054,300)	$ (2,244,424)
PRC
TAXES
Loss before income taxes	(971,211)	(432,079)
Hong Kong and other jurisdictions
TAXES
Loss before income taxes	$ (4,083,089)	$ (1,812,345)